Non-Current Liabilities - Employee Benefits - Schedule of the Movement in Plan Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of the Movement in Plan Assets [Abstract]
Balance at the beginning of the year	$ 91,868	$ 82,176
Interest income	2,429	1,892
Contributions	7,237	6,756
Return on plan assets (excluding interest)		1,352
Foreign exchanges differences	13,959	(308)
Balance at the end of the year	$ 115,493	$ 91,868